Stockholders Equity (Details Narrative) - USD ($)							1 Months Ended							12 Months Ended
	Feb. 08, 2018	Feb. 06, 2018	Dec. 07, 2017	Sep. 14, 2016	Mar. 05, 2016	Feb. 10, 2016	May 31, 2018	Feb. 16, 2018	Feb. 15, 2018	Oct. 27, 2017	Jul. 27, 2017	Jul. 20, 2017	May 18, 2016	Feb. 28, 2018	Feb. 28, 2017	Oct. 31, 2018	Dec. 22, 2017
Common stock value														$ 845,098	$ 526,060
Granted shares														6,994,740	2,430,000
Number of Warrants Outstanding - Ending														9,044,740	4,480,000
Weighted-average volatility rate		157.00%						158.00%	153.00%		263.00%	263.00%
Exercise of stock options, Amount														$ 20,000	$ 11,948
Stock issued for domain names, Amount															154,740
Interest expense														(374,331)	(19,040)
Foreign currency translation adjustment														3,230	1,868
Stock issued for acquisitions, Amount														2,411,667	1,871,250
Stock-Based Compensation [Member]
Stock-based compensation expense														0	11,948
Stock Payable [Member]
Exercise of stock options, Amount
Stock issued for domain names, Amount
Stock issued for acquisitions, Amount															$ 731,250
Rezserve Technologies [Member]
Convertible note payable																$ 400,000	$ 400,000
Interest expense														$ (38,000)
Chief Executive Officer [Member]
Vesting period						12 months		12 months
Warrant [Member]
Aggregate shares														6,694,740	150,000
Number of Warrants Outstanding - Ending														9,044,740	4,660,000
Warrants exercise price														$ 0.13	$ 0.14
Weighted average remaining exercise period														6 years 2 months 1 day	56 months 4 days
Exercise Prices														$ 0.10
Weighted-average volatility rate															180.00%
Exercise of stock options per share														$ 0.10	$ 0.0797
Stock-based compensation expense														$ 1,340,175	$ 11,948
Warrant [Member] | Through 2027 [Member]
Warrants exercisable														4,000,000
Warrant [Member] | Through 2026 [Member]
Warrants exercisable														30,000
Warrant [Member] | February 2019 [Member]
Warrants exercisable														2,964,740
Maximum [Member] | Warrant [Member]
Warrants expiration date														10 years	10 years
Exercise Prices															$ 0.30
Weighted-average volatility rate														263.00%
Minimum [Member] | Warrant [Member]
Warrants expiration date														1 year	1 year
Exercise Prices															$ 0.10
Weighted-average volatility rate														153.00%
Fiscal 2018 Stock Transactions [Member]
Common stock shares issued	6,799,361						2,130,500							8,512,776
Common stock shares issued value														$ 1,763,168
Expenses														1,191,349
Fiscal 2018 Stock Transactions [Member] | Congo Ltd [Member]
Granted shares			3,000,000
Closing price per share			$ 0.28
Fair value of common stock			$ 840,000
Fiscal 2018 Stock Transactions [Member] | CityInformation [Member]
Granted shares										2,833,333
Closing price per share										$ 0.29
Fair value of common stock										$ 821,667
Fiscal 2018 Stock Transactions [Member] | Stock Payable [Member]
Common stock shares issued value														521,792
Expenses converted in common stock														$ 124,996
Conversion price per share														$ 0.10
Stock value per share														$ 0.23
Loss on conversion of expenses to stock payable														$ 316,526
Stock payable conversion amount														$ 276,769
Fiscal 2018 Stock Transactions [Member] | July 1, 2017 [Member] | Comencia, Inc [Member]
Granted shares														2,500,000
Closing price per share														$ 0.30
Fair value of common stock														$ 750,000
Fiscal 2018 Stock Transactions [Member] | Director [Member]
Exercise of stock options, Shares														200,000
Exercise of stock options, Amount														$ 20,000
Fiscal 2018 Stock Transactions [Member] | Chief Executive Officer [Member]
Granted shares													9,042,250
Vesting period													2 years
Fiscal 2018 Stock Transactions [Member] | Contractors and employees [Member]
Granted shares														8,512,776
Expenses														$ 1,763,168
Fiscal 2018 Stock Transactions [Member] | Contractors and employees [Member] | Maximum [Member]
Vesting period														24 months
Fiscal 2018 Stock Transactions [Member] | Contractors and employees [Member] | Minimum [Member]
Vesting period														6 months
Fiscal 2018 Stock Transactions [Member] | Investors [Member]
Common stock shares issued														14,857,715
Common stock shares issued value														$ 1,662,732
Fiscal 2018 Stock Transactions [Member] | Investors [Member] | Stock Payable [Member]
Common stock shares issued value														$ 2,559,061
Fiscal 2018 Stock Transactions [Member] | Three employment agreement [Member]
Granted shares															1,585,000
Expenses															$ 165,436
Fiscal 2018 Stock Transactions [Member] | Three employment agreement [Member] | Maximum [Member]
Granted shares														1,025,000
Vesting period														24 months
Fiscal 2018 Stock Transactions [Member] | Three employment agreement [Member] | Minimum [Member]
Granted shares														120,000
Vesting period														6 months
Fiscal 2017 Stock Transactions [Member]
Aggregate shares															435,000
Additional stock compensation expense															$ 30,450
Expenses														$ 812,912
Fiscal 2017 Stock Transactions [Member] | Rezserve Technologies [Member]
Aggregate shares				3,000,000
Repurchase, interest rate				100.00%
Aggregate purchased value				$ 1,480,000
Common stock value				1,080,000
Convertible note payable				$ 400,000
Interest rate				0.00%
Interest expense				$ (19,040)
Fiscal 2017 Stock Transactions [Member] | Chief Executive Officer [Member]
Granted shares													9,042,250
Vesting period													2 years
Fiscal 2017 Stock Transactions [Member] | Four advisors and employees [Member]
Granted shares															495,000
Expenses															$ 44,508
Vesting period															24 months
Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member]
Granted shares															2,220,000
Expenses															$ 154,921
Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member] | Maximum [Member]
Granted shares															1,000,000
Vesting period															48 months
Fiscal 2017 Stock Transactions [Member] | Four employment agreements [Member] | Minimum [Member]
Granted shares															250,000
Vesting period															12 months
Fiscal 2017 Stock Transactions [Member] | Appointment.com [Member] | December 1, 2016 [Member]
Aggregate purchased value															$ 1,625,000
Stock issued for acquisitions, Amount															731,250
Fiscal 2017 Stock Transactions [Member] | Three individual [Member]
Paid in cash															$ 46,500
Stock issued for domain names, Shares															369,750
Stock issued for domain names, Amount															$ 154,740
Fiscal 2017 Stock Transactions [Member] | Directors and Consultants [Member]
Stock issued for compensation, Shares															775,000
Fiscal 2017 Stock Transactions [Member] | Directors and Consultants [Member] | Stock Payable [Member]
Common stock shares issued value															$ 845,600
Fair value of common stock															$ 1,217,600
Fiscal 2017 Stock Transactions [Member] | Contractors and employees [Member]
Granted shares															1,600,812
Expenses															$ 503,710
Fiscal 2017 Stock Transactions [Member] | Contractors and employees [Member] | Maximum [Member]
Vesting period															24 months
Fiscal 2017 Stock Transactions [Member] | Contractors and employees [Member] | Minimum [Member]
Vesting period															6 months
Fiscal 2017 Stock Transactions [Member] | Investors [Member]
Common stock shares issued															6,999,707
Common stock shares issued value															$ 2,377,950
Fiscal 2017 Stock Transactions [Member] | Investors [Member] | Stock Payable [Member]
Common stock shares issued value															$ 800,500
Fiscal 2017 Stock Transactions [Member] | Cloud.Market Acquisition [Member]
Common stock shares issued					750,000
Common stock shares issued value					$ 7,500
Common stock value					$ 60,000